Note 17 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax, net of refunds	$ 42,153	$ 43,374
Interest	20,404	11,168
Increases (Decreases) in capital lease obligations	(522)	123
Dividends declared but not paid	1,961	1,947
Rent expense	$ 74,183	$ 65,982